Schedule of outstanding balance owing by related parties (Details) - Forekast limited [member] - USD ($)	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Amount owing by related party		$ 10,000
Brandt holdings ltd [member]
IfrsStatementLineItems [Line Items]
Amount owing by related party		5,300
Stratifi global limited [member]
IfrsStatementLineItems [Line Items]
Amount owing by related party		970
Crescent east limited [member]
IfrsStatementLineItems [Line Items]
Amount owing by related party		960
Joharne limited [member]
IfrsStatementLineItems [Line Items]
Amount owing by related party		960
Renhari limited [member]
IfrsStatementLineItems [Line Items]
Amount owing by related party		960
Moira venture limited [member]
IfrsStatementLineItems [Line Items]
Amount owing by related party		850
Forekast international pte ltd [member]
IfrsStatementLineItems [Line Items]
Amount owing by related party		$ 108,950